MTB GROUP OF FUNDS
                          (Retail/Institutional Funds)

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010

                                AUGUST 29, 2007


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE:  MTB GROUP OF FUNDS (the "Trust")
             Retail/Institutional Funds
           1933 Act File No. 33-20673
           1940 Act File No. 811-5514

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated August 31, 2007, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 74 on August 28, 2007.

     If you have any questions regarding this certification, please contact me at (412) 288-8160.

                                                   Very truly yours,



                                                   /s/ C. Grant Anderson
                                                   C. Grant Anderson
                                                   Secretary